Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 14,073,911	$ 12,364,854
Non-current assets	56,871,979	63,360,732
Current liabilities	15,279,237	21,350,539
Non-current liabilities	10,276,034	14,448,320
Equity attributable to owners of the company	45,119,404	36,889,788
Non-controlling interests	271,215	3,036,939
Revenues	41,623,255	47,753,090	$ 51,238,154
Financial results, net	1,067,767	(2,068,017)	(3,007,069)
Income tax	3,780,642	2,295,947	2,370,635
Loss for the year	11,382,119	5,505,255	4,085,070
Net cash generated by / (used in) operating activities	12,225,158	10,837,954	8,583,534
Net cash generated by / (used in) investing activities	(1,566,711)	(16,021,778)	(8,846,060)
Net cash generated by / (used in) financing activities	(13,076,528)	1,927,055	(4,838,091)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	3,302,013	263,101	1,450,359
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	971,734	1,186,841
Non-current assets	1,588,289	3,023,738
Current liabilities	879,157	3,343,688
Non-current liabilities	324,795	425,681
Equity attributable to owners of the company	1,084,856	352,968
Non-controlling interests	271,215	88,242
Revenues	3,595,634	4,964,258	5,418,884
Financial results, net	375,153	(857,072)	(216,212)
Depreciations	(817,204)	(841,090)	(790,839)
Income tax	95,305	80,489	308,611
Loss for the year	(1,104,096)	(1,106,732)	(243,852)
Net cash generated by / (used in) operating activities	240,521	402,908	(362,798)
Net cash generated by / (used in) investing activities	(412,998)	74,338	(567,231)
Net cash generated by / (used in) financing activities	(673,538)	(786,408)	918,895
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ 841,997	$ (18,119)	$ (6,177)